CAPITAL LEASES PAYABLE (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012
2013	$ 38,918	$ 43,502
2014	32,592	35,063
2015	13,366	16,526
2016	2,228	5,569
Total minimum lease payments	87,104	100,660
Less: amount representing interest	(10,021)	(12,140)
Present Value of Net Minimum Lease Payments	$ 77,083	$ 88,520